Cover	Nov. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2022
Entity File Number	001-36316
Entity Registrant Name	AgroFresh Solutions, Inc.
Entity Central Index Key	0001592016
Entity Tax Identification Number	46-4007249
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Washington Square
Entity Address, Address Line Two	510-530 Walnut Street, Suite 1350
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19106
City Area Code	267
Local Phone Number	317-9139
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AGFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false